Basis of presentation and summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2012
Basis of presentation

Basis of presentation

Mizuho Financial Group, Inc. (“MHFG”) is a joint stock corporation with limited liability under the laws of Japan. MHFG, through its subsidiaries (“the MHFG Group”, or “the Group”), provides domestic and international financial services in Japan and other countries. MHFG’s subsidiaries are segmented on the basis of the nature of the financial products and services and the type of customers. Mizuho Bank, Ltd. (“MHBK”), a retail-oriented banking subsidiary, offers financial services mainly to individual customers, small and medium enterprises (“SMEs”), middle-market corporations and local governmental entities in Japan. Mizuho Corporate Bank, Ltd. (“MHCB”), a wholesale banking subsidiary, offers various financial services to large Japanese corporations, financial institutions, public sector entities and foreign corporations. Mizuho Trust & Banking Co., Ltd. (“MHTB”), a trust bank subsidiary, offers mainly trust-related products and consulting services. Other major subsidiaries include Mizuho Securities Co., Ltd. (“MHSC”), Trust & Custody Services Bank, Ltd. (“TCSB”), Mizuho Investors Securities Co., Ltd. (“MHIS”), Mizuho Capital Co., Ltd., and Mizuho Business Financial Center Co., Ltd. See Note 31 “Business segment information” for further discussion of the Group’s segment information.

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements are stated in Japanese yen, the currency of the country in which MHFG is incorporated and principally operates.

The accompanying consolidated financial statements include the accounts of MHFG and its subsidiaries. The consolidated financial statements also include the accounts of the variable interest entities (“VIEs”) for which MHFG or its subsidiaries have been determined to be the primary beneficiary under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, “Consolidation” (“ASC 810”). All significant intercompany transactions and balances have been eliminated in consolidation. The MHFG Group accounts for investments in entities over which it has significant influence using the equity method of accounting. These investments are included in Other investments and the Group’s proportionate share of income or loss is included in Investment gains (losses)—net.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and related disclosures. Specific areas, among others, requiring the application of management’s estimates and judgment include assumptions pertaining to the allowance for loan losses, allowance for losses on off-balance-sheet instruments, deferred tax assets, derivative financial instruments, investments and pension and other employee benefits. Actual results could differ from estimates and assumptions made.

Definition of cash and due from banks

Definition of cash and due from banks

For purposes of the consolidated statements of cash flows, Cash and due from banks include cash on hand, cash items in the process of collection and noninterest-bearing deposits with banks.

Translation of foreign currency financial statements and foreign currency transactions

Translation of foreign currency financial statements and foreign currency transactions

Financial statements of overseas entities are prepared using the functional currency of each entity and translated into Japanese yen for consolidation purposes. Assets and liabilities are translated using the fiscal-year-end exchange rate of each functional currency, and income and expense using the average rate of each functional currency for the period.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MHFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of Accumulated other comprehensive income (loss), net of tax. Tax effects of gains and losses on foreign currency translation of financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Assets and liabilities denominated in foreign currencies are translated into Japanese yen at the fiscal-year-end foreign exchange rates, and gains and losses resulting from such translation are included in Foreign exchange gains (losses)—net, as appropriate. Foreign currency denominated income and expenses are translated using average exchange rates for the period.

Call loans and call money

Call loans and call money

Call loans and call money represent lending/borrowing through the Japanese short-term money market to/from other financial institutions such as banks, insurance companies, and securities brokerage houses.

Repurchase and resale agreements, securities lending and borrowing and other secured financing transactions

Repurchase and resale agreements, securities lending and borrowing and other secured financing transactions

Securities sold under agreements to repurchase (“repurchase agreements”), securities purchased under agreements to resell (“resale agreements”) and securities lending and borrowing transactions are accounted for as secured financing or lending transactions when control over the underlying securities is not deemed to be surrendered by the transferor. Otherwise, they are recorded as sales of securities with related forward repurchase commitments or purchases of securities with related forward resale commitments in accordance with ASC 860, “Transfers and Servicing” (“ASC 860”).

Repurchase transactions where the maturity of the security transferred as collateral matches the maturity of the repurchase agreements (“repo-to-maturity transactions”) are accounted for as sales rather than collateralized financings where the criteria for derecognition of the securities transferred under ASC 860 are met. The amounts of securities derecognized from the consolidated balance sheets under repo-to-maturity transactions as of March 31, 2011 and 2012 were ¥ 616,861 million and ¥ 33,070 million, respectively. Except for those repo-to-maturity transactions, there were no such transactions accounted for as sales.

Under resale agreements, securities borrowing and certain derivatives transactions, the MHFG Group receives collateral in the form of securities. In many cases, the MHFG Group is permitted to sell or repledge the securities obtained as collateral. Disclosures of such collateral are presented in Note 9 “Pledged assets and collateral”. With respect to securities lending, repurchase agreements, and certain derivative transactions, counterparties may have the right to sell or repledge securities that the MHFG Group has pledged as collateral. The MHFG Group separately discloses those pledged securities in the consolidated balance sheets.

The MHFG Group monitors credit exposure arising from resale agreements, repurchase agreements, securities borrowing and securities lending transactions on a daily basis, and additional collateral is obtained from or returned to counterparties as appropriate.

Trading securities and trading securities sold, not yet purchased

Trading securities and trading securities sold, not yet purchased

Trading securities consist of securities and money market instruments that are bought and held principally for the purpose of reselling in the near term with the objective of generating profits on short-term fluctuations in price. Trading securities sold, not yet purchased, are securities and money market instruments sold to third parties that the MHFG Group does not own and is obligated to purchase at a later date to cover the short position. Trading securities and trading securities sold, not yet purchased, are classified at the date of commitment or purchase. Trading securities and trading securities sold, not yet purchased, are recorded at fair value in the consolidated balance sheets in Trading account assets and Trading account liabilities with realized and unrealized gains and losses recorded on a trade date basis in Trading account gains—net in earnings. Interest and dividends on trading account debt and equity securities, including securities sold, not yet purchased, are recorded in Interest and dividend income or Interest expense on an accrual basis.

Investments

Investments

Debt securities that the MHFG Group has both the positive intent and ability to hold to maturity are classified as Held-to-maturity securities and carried at amortized cost. Debt securities that the MHFG Group may not hold to maturity as well as any marketable equity securities, other than those classified as trading account securities, are classified as Available-for-sale securities, and are carried at fair value, with unrealized gains and losses reported in Accumulated other comprehensive income (loss), net of tax.

Prior to April 1, 2009, declines in the fair value of Held-to-maturity and Available-for-sale securities below their amortized cost, that were deemed to be other-than-temporary, were all reported in Investment gains (losses)—net. Effective April 1, 2009, the MHFG Group adopted new accounting guidance for impairments of debt securities that are deemed to be other-than-temporary. Under the new impairment model, the credit component of an other-than-temporary impairment of a debt security is reported in Investment gains (losses)—net and the noncredit component is reported in Other comprehensive income (loss). See Note 4 “Investments” for further discussion of impairment. Interest and dividends, as well as amortization of premiums and accretion of discounts, are reported in Interest and dividend income. Amortization of premiums and accretion of discounts on debt securities are recognized over the remaining maturity under the interest method. Gains and losses on disposition of investments are computed using the first-in first-out method for debt securities and the average method for equity securities, and are recorded on the trade date.

Other investments include marketable and non-marketable equity securities accounted for using the equity method, marketable and non-marketable investments held by consolidated investment companies which are held at fair value under specialized industry accounting principles for investment companies, and other non-marketable equity securities carried at cost, less other-than-temporary impairment, if any.

Derivative financial instruments

Derivative financial instruments

Derivative financial instruments are bought and held principally for the purpose of market making for customers, proprietary trading in order to generate trading revenues and fee income, and also to manage the MHFG Group’s exposure to interest rate, credit and market risks related to asset and liability management. Such derivative financial instruments include interest rate, foreign currency, equity, commodity and credit default swap agreements, options, caps and floors, and financial futures and forward contracts.

Derivatives bought and held for trading purposes are recorded in the consolidated balance sheets at fair value in Trading account assets and Trading account liabilities. The fair value of derivatives in a gain position and a loss position are reported as Trading account assets and Trading account liabilities, respectively.

Derivatives used for asset and liability management include contracts that qualify for hedge accounting under ASC 815, “Derivatives and Hedging” (“ASC 815”). To be eligible for hedge accounting, derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows from the hedged items attributable to the particular risk being hedged. All qualifying hedging derivatives are valued at fair value and included in Trading account assets or Trading account liabilities. Derivatives that do not qualify for hedge accounting under ASC 815 are treated as trading positions and are accounted for as such. The fair value amounts recognized for such derivatives are not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreement with the same counterparty.

The fair value of derivative financial instruments is based on quoted market prices or broker-dealer quotes. If quoted market prices or broker-dealer quotes are not available, the fair value is estimated using quoted market prices for similar instruments, option or binomial pricing models or present value cash flow analysis, applying current observable market information, where available. The determination of fair value includes various factors such as exchange or over-the-counter market quotes, time value and volatility factors for options and warrants, observed prices for similar or synthetic instruments, and counterparty credit quality including potential exposure.

Changes in fair value of all derivatives are recorded in earnings, except for derivatives qualifying as net investment hedges under ASC 815 which are recorded in Accumulated other comprehensive income (loss), net of tax. The fair value changes of all derivatives relating to foreign currency exchange rates are included in Foreign exchange gains (losses)—net and Trading account gains (losses)—net. Other elements of the fair value changes, including interest rate, equity and credit related components except that of certain credit derivatives hedging the credit risk in corporate loan portfolio, are recognized in Trading account gains (losses)—net. The net gain (loss) resulting from changes in the fair values of certain credit derivatives where the Group purchases protection to mitigate its credit risk exposure related to its corporate loan portfolio is recorded in Other noninterest income (expenses).

Certain financial and hybrid instruments often contain embedded derivative instruments that possess implicit or explicit contract terms in a manner similar to that of a derivative instrument. Such derivative instruments are required to be fair-valued separately from the host contracts if they meet the criteria of an embedded derivative. Such criteria include whether the entire instrument is not marked to market through earnings, the economic characteristics and risks of the embedded terms are not clearly and closely related to those of the host contract and the embedded terms would meet the definition of a derivative on a stand-alone basis.

Loans

Loans

Loans are generally carried at the principal amount adjusted for unearned income and deferred net nonrefundable loan fees and costs. Loan origination fees, net of certain direct origination costs are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on performing loans is accrued and credited to income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the life of the loan using a method that approximates the interest method.

Loans are considered impaired when, based on current information and events, it is probable that the MHFG Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loan. Factors considered by management in determining if a loan is impaired include delinquency status and the ability of the debtor to make payment of the principal and interest when due. Impaired loans include loans past due for 90 days or more and restructured loans that meet the definition of troubled debt restructuring (“TDR”) in accordance with ASC 310 “Receivables” (“ASC 310”).

All of the MHFG Group’s impaired loans are designated as nonaccrual loans and thus interest accrual and amortization of net origination fees are suspended and capitalized interest is written off. Cash received on nonaccrual loans is accounted for as reduction of the loan principal if the ultimate collectibility of the principal amount is uncertain, otherwise, as interest income. Loans are not restored to accrual status until interest and principal payments are current and future payments are reasonably assured. Loans restructured in TDR, in general, return to non-impaired loans, as well as accrual status, when the MHFG Group determines that the borrower poses no problems regarding current certainty of debt fulfillment, i.e., the borrower qualifies for a rating of D or above based on the Group’s internal rating system. See Note 5 “Loans” for the definitions of obligor ratings.

Loans that have been identified to be sold are classified as loans held for sale within Other assets and are accounted for at the lower of cost or fair value. If management decides to retain certain loans held for sale for the foreseeable future or until maturity or payoff, such items are transferred to Loans at the lower of cost or fair value.

Securitization

Securitization

The MHFG Group engages in securitization activities related to mortgage loans and other loans in the normal course of business. The MHFG Group records a loan securitization as a sale when the transferred loans are legally isolated from the Group’s creditors and the accounting criteria for a sale are met in accordance with ASC 860. Otherwise, the transfer is accounted for as a collateralized borrowing.

Allowance and provision (credit) for loan losses

Allowance and provision (credit) for loan losses

The MHFG Group maintains an appropriate amount of allowance for loan losses to absorb probable losses inherent in the loan portfolio and makes adjustments to such allowance through Provision (credit) for loan losses in the consolidated statements of income. Loan principal that management judges to be uncollectible, based on detailed loan reviews and a credit quality assessment, is charged off against allowance for loan losses. In general, the MHFG Group charges off loans when the Group determines the debtor as substantially bankrupt or bankrupt. See Note 5 “Loans” for the definitions of obligor categories. Obligors classified in the retail portfolio segment are generally determined to be substantially bankrupt when they are past due for more than six months, and as for other obligors, the Group separately monitors the credit quality of each obligor without using time-based triggers. Subsequent recoveries of previously charged-off loan balances are recorded as an increase to the allowance for loan losses as the recoveries are received.

The credit quality review process and the credit rating process serve as the basis for determining the allowance for loan losses. Through such processes loans are categorized into groups to reflect the probability of default, whereby the MHFG Group’s management assesses the ability of borrowers to service their debt, taking into consideration current financial information, ability to generate cash, historical payment experience, analysis of relevant industry segments and current trends. In determining the appropriate level of the allowance, the MHFG Group evaluates the probable loss by category of loan based on its risk type and characteristics.

The allowance for loan losses is determined in accordance with ASC 310 and ASC 450, “Contingencies” (“ASC 450”). The MHFG Group measures the impairment of a loan when it is probable that the Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, based either on (1) the present value of expected future cash flows, after considering restructuring effect and subsequent payment default with respect to TDRs, discounted at the loan’s initial effective interest rate, (2) the loan’s observable market price, or (3) the fair value of the collateral if the loan is collateral dependent. The collateral that the Group obtains for loans consists primarily of real estate or listed securities. In obtaining the collateral, the Group evaluates the value of the collateral and its legal enforceability. The Group also conducts subsequent re-evaluations at least once a year. As to real estate, valuation is generally conducted by an appraising subsidiary which is independent from the Group’s loan origination sections using generally accepted valuation techniques such as (1) the replacement cost approach, (2) the sales comparison approach or (3) the income approach. In the case of large real estate collateral, the Group generally retains third-party appraisers to conduct the valuation. As to listed securities, observable market prices are used for valuation.

The formula allowance is applied to groups of small balance, homogeneous loans that are collectively evaluated for impairment and for non-homogeneous loans that have not been identified as impaired. The evaluation of inherent loss for these loans involves a high degree of uncertainty, subjectivity and judgment because probable loan losses are not easily identifiable or measurable. In determining the formula allowance, the MHFG Group therefore relies on a statistical analysis that incorporates loss rates based on its own historical loss experience and third party data such as the number of corporate default cases which is updated once a year. In determining the allowance amount, the Group analyzes (1) the probability of default: (a) through the most recently available data for the past six years, in the case of normal obligors; and (b) through the most recently available data since April 2002, which is when MHBK and MHCB were newly formed, in the case of watch obligors; and (2) the loss given default through the most recently available data for the past six years. As to TDR loans in the retail portfolio segment, which are subject to collective evaluation for impairment, the restructuring itself, as well as subsequent payment default, if any, are considered in determining obligor ratings.

The historical loss rate is adjusted, where appropriate, to reflect current factors, such as general economic and business conditions affecting the key lending areas of the MHFG Group, credit quality trends, specific industry conditions within portfolio segments, and recent loss experience in particular segments of the portfolio. The estimation of the formula allowance is back-tested on a periodic basis by comparing the allowance with the actual results subsequent to the balance sheet date.

Allowance and provision (credit) for losses on off-balance-sheet instruments

Allowance and provision (credit) for losses on off-balance-sheet instruments

The MHFG Group maintains an allowance for losses on off-balance-sheet credit instruments, such as guarantees, standby letters of credit, commitments to invest in securities and commitments to extend credit, in the same manner as the allowance for loan losses. The allowance is recorded in Other liabilities. Net changes in the allowance for losses on off-balance-sheet instruments are accounted for in the Provision (credit) for losses on off-balance-sheet instruments in the consolidated statements of income.

Premises and equipment

Premises and equipment

Premises and equipment are stated at historical cost, and depreciation and amortization are recorded over the estimated useful lives of the assets, except for leasehold improvements, which are amortized over the shorter of the estimated useful lives of the assets or the lease term. Depreciation and amortization are principally computed under the straight-line method with respect to buildings and leasehold improvements and under the declining-balance method with respect to other premises and equipment.

The useful lives of premises and equipment are as follows:

Years
Buildings	2 to 50
Equipment and furniture	2 to 20
Leasehold improvements	2 to 50

Regular repairs and maintenance costs that do not extend the estimated useful life are charged to expense as incurred. Upon sale or disposition of premises and equipment, the cost and related accumulated depreciation or amortization are removed from the accounts, and any gains or losses on disposal are included in Gains on disposal of premises and equipment or Occupancy expenses.

Impairment of long-lived assets

Impairment of long-lived assets

The MHFG Group’s long-lived assets that are held for use are reviewed periodically for events or changes in circumstances that indicate possible impairment. The Group’s impairment review is based on an undiscounted cash flow analysis of a group of assets, combined with associated liabilities, at the lowest level for which identifiable cash flows exist. Impairment occurs when the carrying value of the asset group exceeds the future undiscounted cash flows that the asset group is expected to generate. When there is impairment, the future cash flows are then discounted to determine the estimated fair value of the asset group and an impairment charge is recorded for the difference between the carrying value and the estimated fair value of the asset group. The long-lived assets to be disposed of by sale are carried at the lower of the carrying amount or fair value, less estimated cost to sell.

Software

Software

Internal and external costs incurred in connection with developing and obtaining software for internal use that occur during the application development stage are capitalized. Such costs include salaries and benefits for employees directly involved with and who devote time to the project, to the extent such time is incurred directly on the internal use software project. The capitalization of software ceases when the software project has been substantially completed. The capitalized software is amortized on a straight-line basis over the estimated useful life, generally 5 years. Internal use software is reviewed for impairment when triggering events occur.

Goodwill

Goodwill

Goodwill represents the excess of the total fair value of the acquired company which consists of the consideration transferred, the fair value of any interest in the acquiree already held by the acquirer and the fair value of any noncontrolling interest in the acquiree over the fair value of net identifiable assets acquired at the date of acquisition in a business combination. The MHFG Group accounts for goodwill in accordance with ASC350, “Intangibles—Goodwill and Other” (“ASC 350”). Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. An impairment loss is recorded to the extent the carrying amount of goodwill exceeds its estimated fair value.

Intangible assets

Intangible assets

Intangible assets having definite useful lives are amortized over their estimated useful lives on either a straight-line basis or the method that reflects the pattern in which the economic benefits of the intangible assets are consumed. Intangible assets acquired by the merger of MHSC and Shinko Securities Co., Ltd. (“Shinko”) consist primarily of customer relationship intangibles, and are amortized over a weighted-average amortization period of 16 years. Intangible assets having indefinite useful lives are not amortized and are subject to impairment tests. An impairment loss is recorded to the extent the carrying amount of indefinite-lived intangible asset exceeds its estimated fair value. For intangible assets subject to amortization, an impairment loss is recorded if the carrying amount is not recoverable and exceeds its estimated fair value.

Pension and other employee benefits

Pension and other employee benefits

MHFG and certain subsidiaries including MHBK, MHCB, and MHTB sponsor severance indemnities and pension plans, which provide defined benefits to retired employees. Periodic expense and accrued liabilities are computed based on the actuarial present value of benefits, net of investment returns expected from plan assets and their fair values at the balance sheet date. Net periodic expense is charged to Salaries and employee benefits.

Stock-based compensation	Stock-based compensation The compensation cost associated with stock compensation-type stock options is measured with fair value method using the Black-Scholes option pricing model.
Debentures and long-term debt

Debentures and long-term debt

Premiums, discounts and issuance costs of debentures and long-term debt are amortized based on a method that approximates the interest method over the terms of the debentures and long-term debt.

Obligations under guarantees

Obligations under guarantees

The MHFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, and liquidity facilities. The MHFG Group recognizes guarantee fee income over the guarantee period. The MHFG Group receives such a guarantee fee at the inception of the guarantee or by installment, and in either case, the present value of the total fees approximates the fair value of the guarantee.

Fair Value Measurements

Fair Value Measurements

The MHFG Group carries certain of its financial assets and liabilities at fair value on a recurring basis. These financial assets and liabilities are primarily composed of trading account assets, trading account liabilities and available-for-sale securities. In addition, the Group measures certain financial assets and liabilities, at fair value on a non-recurring basis. Those assets and liabilities primarily include items that are measured at the lower of cost or fair value such as loans held for sale, and items that were initially measured at cost and have been written down to fair value for impairment such as loans and other investments.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), the Group classifies its financial assets and liabilities into the fair value hierarchy (Level 1, 2, and 3). See Note 29 “Fair value” for the detailed definition of each level.

When determining fair value, the MHFG Group considers the principal or most advantageous market in which the Group would transact and consider assumptions that market participants would use when pricing the asset or liability. The Group maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. See Note 29 “Fair value” for descriptions of valuation methodologies used for its assets and liabilities by product.

Fees and commissions

Fees and commissions

Fee revenue is recognized when all of the following criteria have been met: persuasive evidence of an agreement exists, services have been rendered, the price is fixed or determinable, and collectibility is reasonably assured. Fees on securities-related business and fees on funds transfer and collection services are generally recognized as revenue when the related services are performed. Fees on credit-related business, excluding loan origination fees to be deferred and recognized over the loan period as an adjustment of yield, are generally recognized either at one time when the service is rendered or over the related transaction period. Fees and commissions are presented on a gross basis.

Income taxes

Income taxes

Income taxes are accounted for in accordance with ASC 740, “Income Taxes” (“ASC 740”). Deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and those corresponding amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance for any portion of the deferred tax assets is recorded unless it is more likely than not that the deferred tax assets will be realized. Deferred income tax benefit or expense is recognized for the changes in the net deferred tax asset or liability between periods.

Earnings per common share

Earnings per common share

Basic earnings per common share are computed by dividing net income attributable to MHFG common shareholders by the weighted average number of common shares outstanding during the fiscal year. Diluted earnings per common share reflect the possible exercise of all convertible securities, such as convertible preferred stock to the extent they are not anti-dilutive. See Note 19 “Earnings per common share” for the computation of basic and diluted earnings per common share.